Accrued Expenses and Other Current Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Schedule of Accrued Expense and Other Current Liabilities

	September 30, 2025	December 31, 2024
Wages and consultant costs payable	$3,214	$2,525
Covenant fees	-	435
Dividends payable (Note 7)	288	238
Legal expenses	91	141
Deposit liability for early exercised options	-	3
Accrued expenses	519	358
Total accrued expenses and other current liabilities	$4,112	$3,700

Accrued expenses and other current liabilities consisted of the following (in thousands):

	As of December 31,
	2024	2023
Wages and consultant costs payable	2,525	1,324
Covenant fees	435	—
Dividends payable (Note 10)	238	162
Legal expenses	141	222
Deposit liability for early exercised options	3	—
Accrued expenses	351	261
Total accrued expenses and other current liabilities	3,693	1,969